CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Statement of Operations (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Gathering services and related fees									$ 345,961,000	$ 337,819,000	$ 267,478,000
Natural gas, NGLs and condensate sales									35,833,000	42,079,000	97,094,000
Other revenues									20,568,000	20,659,000	22,597,000
Total revenues	$ 127,083,000	$ 95,073,000	$ 89,635,000	$ 90,571,000	$ 112,414,000	$ 115,201,000	$ 86,855,000	$ 86,087,000	402,362,000	400,557,000	387,169,000
Costs and expenses:
Cost of natural gas and NGLs									27,421,000	31,398,000	72,415,000
Operation and maintenance									95,334,000	94,986,000	94,869,000
General and administrative									52,410,000	45,108,000	43,281,000
Depreciation and amortization									112,239,000	105,117,000	90,878,000
Transaction costs									1,321,000	1,342,000	2,985,000
Environmental remediation						20,000,000			0	21,800,000	5,000,000
Loss (gain) on asset sales, net									93,000	(172,000)	442,000
Long-lived asset impairment					1,600,000	$ 7,700,000			1,764,000	9,305,000	5,505,000
Goodwill impairment					$ 248,900,000				0	248,851,000	54,199,000
Total costs and expenses									290,582,000	557,735,000	369,574,000
Other income									116,000	2,000	1,189,000
Interest expense									(63,810,000)	(59,092,000)	(48,586,000)
Deferred Purchase Price Obligation expense									(55,854,000)	0	0
Loss before income taxes and loss from equity method investees									(7,768,000)	(216,268,000)	(29,802,000)
Income tax (expense) benefit									(75,000)	603,000	(854,000)
Loss from equity method investees									(30,344,000)	(6,563,000)	(16,712,000)
Equity in earnings of consolidated subsidiaries									0	0	0
Net loss									(38,187,000)	(222,228,000)	(47,368,000)
Consolidating adjustments
Revenues:
Gathering services and related fees									0	0	0
Natural gas, NGLs and condensate sales									0	0	0
Other revenues									0	0	0
Total revenues									0	0	0
Costs and expenses:
Cost of natural gas and NGLs									0	0	0
Operation and maintenance									0	0	0
General and administrative									0	0	0
Depreciation and amortization									0	0	0
Transaction costs									0	0	0
Environmental remediation									0	0	0
Loss (gain) on asset sales, net									0	0	0
Long-lived asset impairment									0	0	0
Goodwill impairment									0	0	0
Total costs and expenses									0	0	0
Other income									0	0	0
Interest expense									0	0	0
Deferred Purchase Price Obligation expense									0
Loss before income taxes and loss from equity method investees									0	0	0
Income tax (expense) benefit									0	0	0
Loss from equity method investees									0	0	0
Equity in earnings of consolidated subsidiaries									(104,305,000)	372,190,000	27,227,000
Net loss									(104,305,000)	372,190,000	27,227,000
Summit Midstream Partners, LP
Revenues:
Total revenues									393,495,000	358,046,000	338,941,000
Costs and expenses:
Net loss									(40,932,000)	(192,212,000)	(23,992,000)
Summit Midstream Partners, LP | Reportable Legal Entities
Revenues:
Gathering services and related fees									0	0	0
Natural gas, NGLs and condensate sales									0	0	0
Other revenues									0	0	0
Total revenues									0	0	0
Costs and expenses:
Cost of natural gas and NGLs									0	0	0
Operation and maintenance									0	0	0
General and administrative									0	0	0
Depreciation and amortization									580,000	603,000	588,000
Transaction costs									1,321,000	1,342,000	2,985,000
Environmental remediation									0	0	0
Loss (gain) on asset sales, net									0	0	0
Long-lived asset impairment									0	0	0
Goodwill impairment									0	0	0
Total costs and expenses									1,901,000	1,945,000	3,573,000
Other income									116,000	2,000	0
Interest expense									(1,441,000)	(10,494,000)	(8,417,000)
Deferred Purchase Price Obligation expense									(55,854,000)
Loss before income taxes and loss from equity method investees									(59,080,000)	(12,437,000)	(11,990,000)
Income tax (expense) benefit									(75,000)	603,000	(1,680,000)
Loss from equity method investees									0	0	0
Equity in earnings of consolidated subsidiaries									20,968,000	(210,394,000)	(33,698,000)
Net loss									(38,187,000)	(222,228,000)	(47,368,000)
Co-Issuers | Reportable Legal Entities
Revenues:
Gathering services and related fees									0	0	0
Natural gas, NGLs and condensate sales									0	0	0
Other revenues									0	0	0
Total revenues									0	0	0
Costs and expenses:
Cost of natural gas and NGLs									0	0	0
Operation and maintenance									0	0	0
General and administrative									0	0	0
Depreciation and amortization									0	0	0
Transaction costs									0	0	0
Environmental remediation									0	0	0
Loss (gain) on asset sales, net									0	0	0
Long-lived asset impairment									0	0	0
Goodwill impairment									0	0	0
Total costs and expenses									0	0	0
Other income									0	0	0
Interest expense									(62,369,000)	(48,598,000)	(40,169,000)
Deferred Purchase Price Obligation expense									0
Loss before income taxes and loss from equity method investees									(62,369,000)	(48,598,000)	(40,169,000)
Income tax (expense) benefit									0	0	0
Loss from equity method investees									0	0	0
Equity in earnings of consolidated subsidiaries									83,337,000	(161,796,000)	6,471,000
Net loss									20,968,000	(210,394,000)	(33,698,000)
Guarantor Subsidiaries | Reportable Legal Entities
Revenues:
Gathering services and related fees									288,399,000	310,830,000	255,211,000
Natural gas, NGLs and condensate sales									35,833,000	42,079,000	97,094,000
Other revenues									18,225,000	18,411,000	20,398,000
Total revenues									342,457,000	371,320,000	372,703,000
Costs and expenses:
Cost of natural gas and NGLs									27,421,000	31,398,000	72,415,000
Operation and maintenance									84,632,000	87,286,000	88,927,000
General and administrative									43,612,000	37,926,000	40,447,000
Depreciation and amortization									98,891,000	95,586,000	86,762,000
Transaction costs									0	0	0
Environmental remediation									0	0	0
Loss (gain) on asset sales, net									99,000	(172,000)	442,000
Long-lived asset impairment									1,235,000	9,305,000	5,505,000
Goodwill impairment									0	248,851,000	54,199,000
Total costs and expenses									255,890,000	510,180,000	348,697,000
Other income									0	0	1,189,000
Interest expense									0	0	0
Deferred Purchase Price Obligation expense									0
Loss before income taxes and loss from equity method investees									86,567,000	(138,860,000)	25,195,000
Income tax (expense) benefit									0	0	826,000
Loss from equity method investees									0	0	0
Equity in earnings of consolidated subsidiaries									0	0	0
Net loss									86,567,000	(138,860,000)	26,021,000
Non-Guarantor Subsidiaries | Reportable Legal Entities
Revenues:
Gathering services and related fees									57,562,000	26,989,000	12,267,000
Natural gas, NGLs and condensate sales									0	0	0
Other revenues									2,343,000	2,248,000	2,199,000
Total revenues									59,905,000	29,237,000	14,466,000
Costs and expenses:
Cost of natural gas and NGLs									0	0	0
Operation and maintenance									10,702,000	7,700,000	5,942,000
General and administrative									8,798,000	7,182,000	2,834,000
Depreciation and amortization									12,768,000	8,928,000	3,528,000
Transaction costs									0	0	0
Environmental remediation									0	21,800,000	5,000,000
Loss (gain) on asset sales, net									(6,000)	0	0
Long-lived asset impairment									529,000	0	0
Goodwill impairment									0	0	0
Total costs and expenses									32,791,000	45,610,000	17,304,000
Other income									0	0	0
Interest expense									0	0	0
Deferred Purchase Price Obligation expense									0
Loss before income taxes and loss from equity method investees									27,114,000	(16,373,000)	(2,838,000)
Income tax (expense) benefit									0	0	0
Loss from equity method investees									(30,344,000)	(6,563,000)	(16,712,000)
Equity in earnings of consolidated subsidiaries									0	0	0
Net loss									$ (3,230,000)	$ (22,936,000)	$ (19,550,000)